Share capital, Commercial Agreement with Amazon Web Services (Details) - £ / shares	Oct. 31, 2021	Mar. 02, 2021
Commercial agreement with amazon web series [Abstract]
Warrants issued, nominal value per share (in pence per share)		£ 4.4660
Number of warrants issued related to commercial agreement (in shares)	1,194,329	398,110